March 5, 2025

EDGAR FILING

U.S. Securities & Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549

Re:	The Payden & Rygel Investment Group (“Registrant”) (SEC File Nos. 33-46973 and 811-6625)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the definitive form of prospectuses with respect to the (a) Payden Managed Income Fund – Adviser Class; (b) Payden Managed Income Fund – Institutional Class; (c) Payden Managed Income Fund – Retirement Class; (d) Payden Managed Income Fund – SI Class; (e) Payden Securitized Income Fund – SI Class; and (f) Payden Securitized Income Fund – Investor Class, (2) the definitive form of the statements of additional information with respect to the Payden Securitized Income Fund, in each case do not differ from that contained in Post-Effective Amendment No. 130 to the Registration Statement on Form N-1A, and (3) the text of Post-Effective Amendment No. 130 has been filed electronically.

If you have any questions or would like further information, please contact me at (213) 830-4392.

Sincerely,

/s/ Reza Pishva

Reza Pishva

Secretary